Fair Value Measurements - Narrative (Detail) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Percentage $ / shares	Dec. 31, 2022 USD ($) Percentage
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share price triggering the redemption of warrants (in dollars per share) | $ / shares	$ 18
Share price triggering the redemption of warrants minimum (in dollars per share) | $ / shares	10
Share price triggering the redemption of warrants maximum (in dollars per share) | $ / shares	$ 18
Public Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Level 2 | Long Term Debt Bearing Fixed Interest Rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt at fair value	$ 156,715
Level 2 | Long Term Debt Bearing Fixed Interest Rate | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt at fair value		$ 156,329
Level 2 | Long Term Debt Bearing Variable Interest Rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt at fair value	$ 50,806
Level 2 | Long Term Debt Bearing Variable Interest Rate | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt at fair value		51,589
Level 2 | BAERLong Term Debt Bearing Fixed Interest Rate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of fixed rate debt		$ 161,793
Level 3 | Embedded Derivative of Legacy Bridger Series C Preferred Shares and Series A Preferred Stock | Percentage Increase In The Interest Rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded derivative liability measurement input | Percentage	2
Level 3 | Embedded Derivative of Legacy Bridger Series C Preferred Shares and Series A Preferred Stock | Percentage Increase In The Interest Rate | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded derivative liability measurement input | Percentage		2